FORM 13F COVER PAGE

Report for the Calendar Quarter ended: June 30,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:             Wright Private Asset Management
Address:          440 Wheelers Farms Road
                  Milford,Connecticut 06461

13F File Number:  028-12018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, scheduled, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Judith R. Corchard
Title:    Compliance Officer
Phone:    203-783-4400
Signature, Place, and Date of Signing:


 /s/ Judith R. Corchard
 -------------------------
    Judith R. Corchard     Milford, Connecticut      July 13,2011


Report Type (check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


                                                  Wright Private Asset Management
                                                              FORM 13F
                                                              30-Jun-11

                                                      Form 13F Information Table                            Voting Authority
                                 Title                --------------------------                        -------------------------
                                 of                        Value      Shares/  Sh/ Put/  Invstmt  Other
Name Of Issuer                   Class       CUSIP        (x$1000)    Prn Amt  Prn Call  Dscretn  Mgrs   Sole    Shared     None
-------------------------        -----      ---------   ----------    ------- ---- ----- -------- ----- -----   --------   ------


COMMON STOCK
------------
AT&T Inc                         COM        00206r102        697      22,199   SH         SOLE          21,730     0         469
American Express Co.             COM        025816109        355       6,875   SH         SOLE           6,730     0         145
Apple Computer  Inc              COM        037833100        496       1,476   SH         SOLE           1,445     0          31
Bank Of America Corp             COM        060505104        121      11,050   SH         SOLE          10,770     0         280
CVS/Caremark Corp                COM        126650100        212       5,635   SH         SOLE           5,520     0         115
Caterpillar Inc                  COM        149123101        380       3,570   SH         SOLE           3,460     0         110
Chevron Corp                     COM        166764100        814       7,920   SH         SOLE           7,755     0         165
Cisco System Inc                 COM        17275r102        251      16,052   SH         SOLE          15,713     0         339
Coach Inc                        COM        189754104        338       5,289   SH         SOLE           5,170     0         119
Coca Cola Co.                    COM        191216100        333       4,951   SH         SOLE           4,855     0          96
Costco Wholesale Corp            COM        22160k105        320       3,945   SH         SOLE           3,835     0         110
Exelon Corp                      COM        30161n101        229       5,335   SH         SOLE           5,215     0         120
Exxon Mobil Corp                 COM        30231g102        548       6,729   SH         SOLE           6,588     0         141
General Electric Co.             COM        369604103        315      16,715   SH         SOLE          16,390     0         325
Hewlett-Packard Co.              COM        428236103        337       9,246   SH         SOLE           9,021     0         225
Honeywell Intl Inc               COM        438516106        381       6,395   SH         SOLE           6,315     0          80
I B M                            COM        459200101        683       3,980   SH         SOLE           3,890     0          90
Illinois Tool Works              COM        452308109        209       3,705   SH         SOLE           3,620     0          85
Intel Corp                       COM        458140100        385      17,372   SH         SOLE          16,992     0         380
JP Morgan Chase & Co.            COM        46625h100        386       9,430   SH         SOLE           9,205     0         225
Johnson & Johnson                COM        478160104        458       6,892   SH         SOLE           6,745     0         147
McDonalds Corp                   COM        580135101        567       6,720   SH         SOLE           6,570     0         150
Medtronic Inc                    COM        585055106        226       5,855   SH         SOLE           5,705     0         150
Metlife Inc                      COM        59156r108        261       5,945   SH         SOLE           5,795     0         150
Microsoft Corp                   COM        594918104        449      17,274   SH         SOLE          16,934     0         340
Pepsico Inc                      COM        713448108        283       4,015   SH         SOLE           3,920     0          95
Pfizer Inc                       COM        717081103        469      22,780   SH         SOLE          22,320     0         460
Procter & Gamble                 COM        742718109        280       4,410   SH         SOLE           4,325     0          85
Schlumberger Ltd                 COM        806857108        404       4,680   SH         SOLE           4,570     0         110
Sigma-Aldrich                    COM        826552101        262       3,570   SH         SOLE           3,500     0          70
Target Corp                      COM        87612e106        276       5,885   SH         SOLE           5,755     0         130
US Bancorp                       COM        902973304        246       9,625   SH         SOLE           9,380     0         245
United Technologies              COM        913017109        394       4,450   SH         SOLE           4,350     0         100
Walmart Stores                   COM        931142103        256       4,814   SH         SOLE           4,714     0         100
Wellpoint Inc                    COM        94973v107        304       3,865   SH         SOLE           3,765     0         100
Wells Fargo Company              COM        949746101        288      10,281   SH         SOLE          10,021     0         260
Western Digital Corp             COM        958102105        243       6,674   SH         SOLE           6,507     0         167
                                                         ---------
Total Common Stock                                        13,456

ADRS
----
Mizuho Fianancial Group-ADR                 60687y109         72      21,890   SH         SOLE          21,890     0
                                                         ----------
                                                              72


GRAND TOTAL                                               13,528
                                                         ==========


                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   38
Form 13F Information Table Value Total:              $13,528


List of Other Included Managers:            NONE